Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment comprised the following (in thousands):

	Freehold land	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At January 1, 2020	$17,818	$43,135	$12,968	$193	$16,944	$91,058
Additions	-	18,039	4,799	-	4,228	27,066
Additions acquired through business combinations (1)	-	1,052	-	-	313	1,365
Disposals	-	-	(80)	-	(212)	(292)
Transfers	-	(174)	513	-	(533)	(194)
Foreign exchange movements	1,751	3,396	995	8	1,146	7,296
At December 31, 2020	19,569	65,448	19,195	201	21,886	126,299
Additions	-	12,264	8,167	108	7,895	28,434
Additions acquired through business combinations (1)	-	6	43	-	159	208
Disposals	-	(3,219)	(1,045)	-	(1,037)	(5,301)
Transfers	-	(2,383)	85	-	2,305	7
Foreign exchange movements	(1,545)	(2,851)	(1,370)	(7)	(991)	(6,764)
At December 31, 2021	18,024	69,265	25,075	302	30,217	142,883
Accumulated depreciation and impairment
At January 1, 2020	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Depreciation for year	-	(5,175)	(2,605)	(22)	(4,293)	(12,094)
Impairment for year	-	(620)	(135)	-	(2)	(757)
Disposals	-	-	83	-	189	272
Transfers	-	77	(14)	-	150	212
Foreign exchange movements	-	(792)	(369)	(8)	(621)	(1,791)
At December 31, 2020	-	(17,027)	(7,701)	(130)	(12,359)	(37,217)
Depreciation for year	-	(6,615)	(3,589)	(29)	(5,300)	(15,533)
Disposals	-	3,095	1,008	-	998	5,101
Foreign exchange movements	-	919	446	7	457	1,829
At December 31, 2021	-	(19,628)	(9,836)	(152)	(16,204)	(45,820)
Net book value
At December 31, 2020	19,569	48,421	11,494	71	9,527	89,082
At December 31, 2021	$18,024	$49,637	$15,239	$150	$14,013	$97,063

(1) See Note 5, Business combinations for details